FEDERATED HERMES PROJECT AND TRADE FINANCE TENDER FUND

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

May 9, 2025

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

RE:	FEDERATED HERMES PROJECT AND TRADE FINANCE TENDER FUND (the “Fund” or “Registrant”)

1933 Act File No. 333-283469 1940 Act File No. 811-23174

Dear Sir or Madam:

Enclosed are the filing materials for the Fund’s Post-Effective Amendment No. 1 to the registration statement on Form N-2 under the Securities Act of 1933, as amended (“Securities Act”), which also serves as Amendment No. 29 to the registration statement under the Investment Company Act of 1940, as amended (the “Amendment”). This filing has been electronically redlined to indicate the changes from the Fund’s registration statement dated November 30, 2024.

As indicated on the facing page of the Amendment, the Registrant has specified that the Amendment is to become effective on July 25, 2025 pursuant to the provisions of Rule 486(a) under the Securities Act. A Rule 486(a) filing is being made to add Service Shares to the Fund and re-designate the Fund’s existing Common Shares as Institutional Shares.1

The Amendment transmitted with this letter contains conformed signature pages, the manually executed originals of which are maintained at the offices of the Fund.

If you have any questions on the enclosed material, please contact me at (412) 288-4429 or at Mark.Thompson@FederatedHermes.com.

Very truly yours,

/s/ Mark R. Thompson

Mark R. Thompson

Paralegal Manager

Enclosures

1 The Fund is relying on an exemptive order issued by the Securities and Exchange Commission on July 19, 2022 to issue multiple classes of shares.